UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number

LORD ABBETT AFFILIATED FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (zip code)

Christina T. Simmons, Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31/2004

Date of reporting period:  7/31/2004

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT AFFILIATED FUND, INC.  July 31, 2004

Investments	Shares	Value (000)
COMMON STOCKS 94.81%

Aerospace & Defense 0.20%
Honeywell International, Inc.^	926,355	$34,840

Air Freight & Couriers 0.70%
United Parcel Service, Inc. Class B	1,658,280	119,330

Airlines 0.10%
Delta Air Lines, Inc.*^	3,367,050	17,475

Beverages 1.94%
Diageo plc ADR^	1,242,000	62,373
PepsiCo, Inc.	5,369,115	268,456
Total		330,829

Chemicals 3.47%
E.I. du Pont de Nemours & Co.	3,957,300	169,650
Monsanto Co.	3,100,009	112,406
Potash Corp. of Saskatchewan, Inc.*(a)	1,005,350	97,207
Praxair, Inc.	4,192,700	165,402
Rohm & Haas Co.^	1,177,955	46,176
Total		590,841

Commercial Banks 6.57%
Bank of America Corp.	2,210,688	187,931
Bank of New York Co., Inc.	6,088,315	174,917
Marshall & Ilsley Corp.	1,169,400	44,917
Mellon Financial Corp.	8,423,484	231,477
U.S. Bancorp^	3,999,590	113,188
Wachovia Corp.	4,311,415	191,039
Wells Fargo & Co.^	3,036,205	174,309
Total		1,117,778

Commercial Services & Supplies 0.83%
Waste Management, Inc.^	5,037,275	141,749

Communications Equipment 3.50%
Corning, Inc.*	9,519,035	117,655
Motorola, Inc.^	24,544,140	390,988
Nortel Networks Corp.*(a)	23,588,152	86,333
Total		594,976

Computers & Peripherals 3.74%
Apple Computer, Inc.*	9,387,135	$303,580
EMC Corp.*	27,207,425	298,465
International Business
Machines Corp.	398,700	34,715
Total		636,760

Diversified Financials 6.46%
Citigroup, Inc.^	7,258,500	320,027
Goldman Sachs Group, Inc. (The)	853,300	75,253
Ishares MSCI Japan Index Fund^	5,028,700	49,482
JPMorgan Chase & Co.	12,452,290	464,844
Merrill Lynch & Co., Inc.	2,967,095	147,524
Mitsubishi Tokyo Financial ADR	4,660,275	42,222
Total		1,099,352

Diversified Telecommunication Services 3.94%
Qwest Communications Int’l., Inc.*	22,196,110	86,343
SBC Communications, Inc.^	7,912,920	200,513
Verizon Communications, Inc.	9,938,600	383,034
Total		669,890

Electric Utilities 2.08%
Consolidated Edison, Inc.^	1,403,900	57,518
FPL Group, Inc.^	1,538,440	103,583
PG&E Corp.*^	708,525	20,221
Progress Energy, Inc.^	3,075,940	129,620
Southern Co.^	1,489,175	43,603
Total		354,545

Electrical Equipment 0.69%
Emerson Electric Co.	1,946,300	118,140

Electronic Equipment & Instruments 0.87%
Solectron Corp.*^	26,848,970	147,669

Energy Equipment & Services 3.40%
Baker Hughes, Inc.^	6,279,480	253,063
GlobalSantaFe Corp.^	3,005,495	82,351
Schlumberger Ltd.	3,780,915	243,188
Total		578,602

Food & Staples Retailing 1.40%
CVS Corp.	2,069,315	86,642

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)
Kroger Co.*	9,568,030	$151,175
Total		237,817

Food Products 3.34%
Archer-Daniels-Midland Co.	3,504,428	54,074
H.J. Heinz Co.^	2,376,135	87,656
Kellogg Co.	3,411,990	142,143
Kraft Foods, Inc. Class A^	9,290,572	283,827
Total		567,700

Healthcare Equipment & Supplies 1.14%
Baxter Int’l., Inc.^	5,948,527	178,872
Guidant Corp.	272,900	15,097
Total		193,969

Healthcare Providers & Services 1.73%
Cardinal Health, Inc.	3,648,715	162,368
CIGNA Corp.^	2,125,440	131,798
Total		294,166

Household Durables 0.47%
Newell Rubbermaid, Inc.^	3,671,575	79,306

Household Products 0.61%
Kimberly Clark Corp.	1,612,820	103,333

Industrial Conglomerates 2.81%
General Electric Co.	7,232,100	240,467
Tyco Int’l. Ltd.^(a)	7,679,560	238,067
Total		478,534

Insurance 3.11%
American Int’l. Group, Inc.	5,125,400	362,109
Hartford Financial Group, Inc.^	1,207,040	78,578
St. Paul Travelers Cos., Inc. (The)^	2,375,386	88,056
Total		528,743

Leisure Equipment & Products 0.32%
Eastman Kodak Co.^	2,071,780	54,882

Machinery 6.57%
Caterpillar, Inc.	1,871,900	137,566
Deere & Co.	7,039,359	442,142
Eaton Corp.	3,820,100	$246,931
Illinois Tool Works, Inc.	1,826,310	165,318
Parker Hannifin Corp.	2,206,276	126,596
Total		1,118,553

Media 7.04%
Clear Channel Communications., Inc.	4,440,910	158,540
Comcast Corp. Class A*^	9,543,148	255,756
Cox Communications, Inc. Class A*	2,110,427	58,206
Time Warner, Inc.*	2,106,595	35,075
Tribune Co.^	4,587,300	194,731
Viacom, Inc. Class B	5,071,194	170,341
Walt Disney Co. (The)	14,123,115	326,103
Total		1,198,752

Metals & Mining 3.09%
Alcoa, Inc.	7,048,460	225,762
Barrick Gold Corp.(a)	3,901,445	74,596
Newmont Mining Corp.^	5,579,384	225,798
Total		526,156

Multi-Line Retail 0.85%
Target Corp.	3,309,260	144,284

Office Electronics 1.51%
Xerox Corp.*	18,542,995	257,006

Oil & Gas 5.29%
Exxon Mobil Corp.^	19,424,575	899,358

Paper & Forest Products 2.25%
International Paper Co.^	8,847,215	382,465

Personal Products 0.77%
Gillette Co.	3,342,675	130,298

Pharmaceuticals 7.44%
Abbott Laboratories	3,111,700	122,445
Bristol-Myers Squibb Co.^	3,629,300	83,111
Merck & Co., Inc.	4,547,575	206,233
Novartis AG ADR	5,445,655	243,203
Pfizer, Inc.	3,640,400	116,347
Schering-Plough Corp.	12,141,475	236,273

See Notes to Schedule of Investments.

		Value
Investments	Shares	(000)
Wyeth	7,308,135	$258,708
Total		1,266,320

Road & Rail 2.43%
Canadian National Railway Co.(a)	2,903,885	130,762
CSX Corp.	3,606,960	112,898
Union Pacific Corp.	3,022,780	170,303
Total		413,963

Semiconductor Equipment & Products 0.47%
Teradyne, Inc.*	2,295,510	39,253
Texas Instruments, Inc.^	1,910,400	40,749
Total		80,002

Software 1.33%
Computer Associates Int’l., Inc.^	2,964,500	74,824
Microsoft Corp.	5,297,700	150,773
Total		225,597

Specialty Retail 1.38%
Gap, Inc. (The)	10,326,235	234,406

Textiles & Apparel 0.97%
NIKE, Inc. Class B	2,279,785	165,763

Total Common Stocks
(cost $14,385,004,275)		16,134,149

CONVERTIBLE PREFERRED STOCKS 0.45%

Insurance 0.45%
Hartford Financial Group, Inc.
7.0% 8/16/2006
(cost $60,209,460)	1,200,000	75,816

SHORT-TERM INVESTMENTS 6.21%

Collateral for Securities on Loan 2.18%
State Street Navigator Securities
Lending Prime Portfolio, 1.28%(b)	372,215,018	$372,215

	Principal Amount (000)
Repurchase Agreement 4.03%
Repurchase Agreement dated 7/30/2004, 1.20% due 8/2/2004 with State Street Bank & Trust Co. collateralized by $261,615,000 of Federal National Mortgage Assoc. from zero coupon to 7.25% due from 10/15/2004 to 3/15/2012 and $367,995,000 of Federal Home Loan Bank from zero coupon to 3.125% due from 11/16/2004 to 4/18/2018 and $46,075,000 of Federal Home Loan Mortgage Corp. at zero coupon due 10/15/2004; value: $699,091,063; proceeds: $685,400,901	$685,332	685,332

Total Short-Term Investments
(cost $1,057,547,386)		1,057,547

Total Investments in Securities 101.47%
(cost $15,502,761,121)		17,267,512
Liabilities in Excess of Cash and Other Assets (1.47%)		(250,758)
Net Assets 100.00%		$17,016,754

*	Non-income producing security.
^	Security (or a portion of security) on loan.
(a)	Foreign security traded in U.S. dollars.
(b)	Rate shown reflects 7 day yield as of July 31, 2004.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (Unaudited)

1.     ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 Act as a diversified, open-end management investment company organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).  Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.  Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)   Securities Lending—The Fund may lend securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.  Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.  As of July 31, 2004, the value of securities loaned for the Fund is $364,027,069.  These loans are collateralized by cash of $372,215,018, which is invested in a restricted money market account.

(d)   Repurchase Agreements— The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.     FEDERAL TAX INFORMATION

As of July 31, 2004, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$15,502,761,121
Gross unrealized gain	2,451,008,058
Gross unrealized loss	(686,257,500)
Net unrealized security gain	$1,764,750,558

4.     TRANSACTIONS WITH AFFILIATED ISSUER

An affiliated issuer is one in which the Fund had ownership of at least 5% of the voting securities at any time during the period. The Fund had the following transactions with an affiliated issuer during the nine month fiscal period ended July 31, 2004:

Affiliate	Balance of Shares Held at 10/31/2003	Gross Purchases	Gross Sales	Balance of Shares Held at 7/31/2004	Value at 7/31/2004	Net Realized Loss Period Ended 7/31/2004
Delta Air Lines, Inc.(a)	5,945,625	1,240,300	(3,818,875)	3,367,050	$17,474,990	$(17,127,239)

(a)   No longer an affiliated issuer as of July 31, 2004.

5.     INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.  These factors can affect Fund performance.

Item 2:   Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the fiing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:   Exhibits.

(i)            Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date:       September 24, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date:       September 24, 2004